UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          240 E. Deloney Ave.
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         11/13/2009
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       85
                                          --------------
Form 13F Information Table Value Total:    $ 168,079
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

A.O. SMITH CORP (DEL) CMN	COM	 831865209     652 	 17,100 	 SH 	 SOLE 		 	17,100 	   -   	 -
ACME UNITED CORP CMN		COM	 004816104     915 	 101,509 	 SH 	 SOLE 		 	101,509    -   	 -
ALTRA HOLDINGS, INC. CMN	COM	 02208r106     4,730 	 422,721 	 SH 	 SOLE 		 	422,721    -   	 -
AMERICAN STATES WATER CO CMN	COM	 029899101     1,462 	 40,400 	 SH 	 SOLE 		 	40,400 	   -   	 -
AMERICAN WATER WORKS CO, INC.	COM	 030420103     1,875 	 94,050 	 SH 	 SOLE 		 	94,050 	   -   	 -
ANIMAL HEALTH INTERNATIONAL IN	COM	 03525n109     1,928 	 909,488 	 SH 	 SOLE 		 	909,488    -   	 -
AQUA AMERICA INC CMN		COM	 03836w103     1,420 	 80,500 	 SH 	 SOLE 		 	80,500 	   -   	 -
ASHLAND INC. CMN		COM	 044209104     1,137 	 26,300 	 SH 	 SOLE 		 	26,300 	   -   	 -
AVATAR HLDGS INC. CMN		COM	 053494100     6,663 	 350,680 	 SH 	 SOLE 		 	350,680    -   	 -
AXT INC CMN			COM	 00246w103     1,248 	 649,800 	 SH 	 SOLE 		 	649,800    -   	 -
BAKER (MICHAEL) CORP CMN	COM	 057149106     836 	 23,000 	 SH 	 SOLE 		 	23,000 	   -   	 -
CAL DIVE INTERNATIONAL, INC. C	COM	 12802t101     633 	 64,000 	 SH 	 SOLE 		 	64,000 	   -   	 -
CALGON CARBON CORPORATION CMN	COM	 129603106     1,094 	 73,800 	 SH 	 SOLE 		 	73,800 	   -   	 -
CALIFORNIA WATER SERVICE GROUP	COM	 130788102     456 	 11,700 	 SH 	 SOLE 		 	11,700 	   -   	 -
CANTEL MEDICAL CORP. CMN	COM	 138098108     1,196 	 79,400 	 SH 	 SOLE 		 	79,400 	   -   	 -
CLEAN HARBORS INC CMN		COM	 184496107     422 	 7,500 	 	 SH 	 SOLE 		 	7,500 	   -   	 -
DARLING INTERNATIONAL INC CMN	COM	 237266101     5,607 	 762,900 	 SH 	 SOLE 		 	762,900    -   	 -
DIAMOND MGMT & TECH CONSULTANT	COM	 25269l106     1,111 	 162,228 	 SH 	 SOLE 		 	162,228    -   	 -
DOT HILL SYSTEMS CORP CMN	COM	 25848t109     444 	 255,000 	 SH 	 SOLE 		 	255,000    -   	 -
DRUGSTORE.COM INC CMN		COM 	 262241102     1,392 	 572,847 	 SH 	 SOLE 		 	572,847    -   	 -
EASTERN INS HLDGS INC CMN	COM	 276534104     971 	 101,900 	 SH 	 SOLE 		 	101,900    -   	 -
EDGEWATER TECHNOLOGY INC CMN	COM	 280358102     1,176 	 399,935 	 SH 	 SOLE 		 	399,935    -   	 -
FIRST FINANCIAL NORTHWEST INC	COM	 32022k102     3,967 	 680,466 	 SH 	 SOLE 		 	680,466    -   	 -
GRAFTECH INTERNATIONAL LTD CMN	COM	 384313102     2,804 	 190,749 	 SH 	 SOLE 		 	190,749    -   	 -
GREENHUNTER ENERGY INC CMN	COM	 39530a104     33 	 16,524 	 SH 	 SOLE 		 	16,524 	   -   	 -
GS FINANCIAL CORP CMN		COM	 362274102     167 	 12,636 	 SH 	 SOLE 		 	12,636 	   -   	 -
ICO INC (NEW) CMN		COM	 449293109     1,923 	 411,788 	 SH 	 SOLE 		 	411,788    -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM	 45173e105     1,457 	 625,201 	 SH 	 SOLE 		 	625,201    -   	 -
INTERSECTIONS INC. CMN		COM	 460981301     769 	 133,300 	 SH 	 SOLE 		 	133,300    -   	 -
ITRON INC CMN			COM	 465741106     1,199 	 18,700 	 SH 	 SOLE 		 	18,700 	   -   	 -
KADANT INCORPORATED CMN		COM	 48282t104     1,067 	 88,000 	 SH 	 SOLE 		 	88,000 	   -   	 -
KEYNOTE SYSTEMS INC CMN		COM	 493308100     4,143 	 439,349 	 SH 	 SOLE 		 	439,349    -   	 -
LAYNE CHRISTENSEN COMPANY (NAM	COM	 521050104     923 	 28,800 	 SH 	 SOLE 		 	28,800 	   -   	 -
LINDSAY CORPORATION CMN		COM	 535555106     398 	 10,100 	 SH 	 SOLE 		 	10,100 	   -   	 -
LOEWS CORPORATION CMN		COM	 540424108     216 	 6,300 	 	 SH 	 SOLE 		 	6,300 	   -   	 -
LOOPNET INC CMN			COM	 543524300     2,330 	 257,700 	 SH 	 SOLE 		 	257,700    -   	 -
MAGMA DESIGN AUTOMATION INC CM	COM	 559181102     1,247 	 596,693 	 SH 	 SOLE 		 	596,693    -   	 -
MAGNUM HUNTER RESOURCES CORP C	COM	 55973b102     3,297 	 2,817,650 	 SH 	 SOLE 		 	2,817,650  -   	 -
MERCER INS GROUP INC CMN	COM	 587902107     1,041 	 57,583 	 SH 	 SOLE 		 	57,583 	   -   	 -
MET-PRO CORPORATION CMN		COM	 590876306     325 	 33,579 	 SH 	 SOLE 		 	33,579 	   -   	 -
MFRI INC CMN			COM	 552721102     298 	 41,450 	 SH 	 SOLE 		 	41,450 	   -   	 -
MIDDLESEX WATER CO CMN		COM	 596680108     410 	 27,205 	 SH 	 SOLE 		 	27,205 	   -   	 -
MOCON INC CMN			COM	 607494101     928 	 109,293 	 SH 	 SOLE 		 	109,293    -   	 -
MOTOROLA INC CMN		COM	 620076109     4,090 	 476,100 	 SH 	 SOLE 		 	476,100    -   	 -
MVC CAPITAL INC CLOSED END FUN	COM	 553829102     7,251 	 825,817 	 SH 	 SOLE 		 	825,817    -   	 -
NALCO HOLDING COMPANY CMN	COM	 62985q101     504 	 24,600 	 SH 	 SOLE 		 	24,600 	   -   	 -
NATIONAL DENTEX CORP CMN	COM	 63563h109     477 	 56,050 	 SH 	 SOLE 		 	56,050 	   -   	 -
NATUS MEDICAL INC DEL CMN	COM	 639050103     5,956 	 386,000 	 SH 	 SOLE 		 	386,000    -   	 -
NGAS RESOURCES, INC. CMN	COM	 62912t103     2,002 	 837,700 	 SH 	 SOLE 		 	837,700    -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107     2,707 	 451,202 	 SH 	 SOLE 		 	451,202    -   	 -
NORTHWEST PIPE COMPANY CMN	COM	 667746101     1,472 	 43,900 	 SH 	 SOLE 		 	43,900 	   -   	 -
QUADRAMED CORPORATION CMN	COM	 74730w507     5,906 	 843,765 	 SH 	 SOLE 		 	843,765    -   	 -
REX ENERGY CORPORATION CMN	COM	 761565100     5,949 	 712,500 	 SH 	 SOLE 		 	712,500    -   	 -
SAIC, INC. CMN			COM	 78390x101     877 	 50,000 	 SH 	 SOLE 		 	50,000 	   -   	 -
SALARY.COM, INC. CMN		COM	 794006106     2,202 	 692,500 	 SH 	 SOLE 		 	692,500    -   	 -
SCHMITT INDS INC ORE CMN	COM	 806870200     430 	 105,715 	 SH 	 SOLE 		 	105,715    -   	 -
SEABRIGHT INSURANCE HLDG INC C	COM	 811656107     2,140 	 187,421 	 SH 	 SOLE 		 	187,421    -   	 -
SPARK NETWORKS, INC. CMN	COM	 84651p100     698 	 310,444 	 SH 	 SOLE 		 	310,444    -   	 -
STANDARD REGISTER CO CMN	COM	 853887107     3,943 	 670,548 	 SH 	 SOLE 		 	670,548    -   	 -
U.S. CONCRETE INC CMN		COM	 90333l102     1,197 	 691,791 	 SH 	 SOLE 		 	691,791    -   	 -
VAALCO ENERGY, INC. CMN		COM	 91851c201     3,845 	 835,919 	 SH 	 SOLE 		 	835,919    -   	 -
VIRTUS INVESTMENT PARTNERS, IN	COM	 92828q109     642 	 41,100 	 SH 	 SOLE 		 	41,100 	   -   	 -
CONTANGO OIL & GAS COMPANY CMN	COM NEW	 21075n204     4,558 	 89,261 	 SH 	 SOLE 		 	89,261 	   -   	 -
DXP ENTERPRISES INC CMN		COM NEW	 233377407     658 	 59,000 	 SH 	 SOLE 		 	59,000 	   -   	 -
HANGER ORTHOPEDIC GROUP CMN	COM NEW	 41043f208     6,668 	 480,749 	 SH 	 SOLE 		 	480,749    -   	 -
IMPERIAL OIL LIMITED CMN	COM NEW	 453038408     148 	 3,900 	 	 SH 	 SOLE 		 	3,900 	   -   	 -
INSWEB CORPORATION CMN		COM NEW	 45809k202     696 	 219,435 	 SH 	 SOLE 		 	219,435    -   	 -
PICO HOLDINGS INC CMN		COM NEW	 693366205     233 	 7,000 	 	 SH 	 SOLE 		 	7,000 	   -   	 -
PURECYCLE CORP CMN		COM NEW	 746228303     393 	 119,000 	 SH 	 SOLE 		 	119,000    -   	 -
ENCORE ENERGY PARTNERS LP CMN	COM UNIT 29257a106     225 	 14,100 	 SH 	 SOLE 		 	14,100 	   -   	 -
SPDR GOLD TRUST ETF		GOLD SHS 78463v107     494 	 5,000 	 	 SH 	 SOLE 		 	5,000 	   -   	 -
WTS/BARZEL INDUSTRIES INC 5.50  *W EXP	 069744118     11 	 999,700 	 SH 	 SOLE 		 	999,700    -   	 -
BERKSHIRE HATHAWAY INC CL-A (D	CL A	 084670108     1,717 	 17 	 	 SH 	 SOLE 		 	17 	   -   	 -
INSITUFORM TECHNOLOGIES INC CM	CL A	 457667103     695 	 36,300 	 SH 	 SOLE 		 	36,300 	   -   	 -
MAGMA DESIGN AUTOMATION, INC.	NT 2.0	 559181ac6     8,611 	 9,100,000 	 PRN 	 SOLE 		 	9,100,000  -   	 -
ASPECT MEDICAL SYSTEMS INC 2.5	NT 2.5	 045235ab4     1,975 	 2,000,000 	 PRN 	 SOLE 		 	2,000,000  -   	 -
PLAYBOY ENTERPRISES 3% 03/15/2	NT 3.0	 728117ab8     1,348 	 1,750,000 	 PRN 	 SOLE 		 	1,750,000  -   	 -
L-1 IDENTITY SOLUTIONS INC 3.7	NT 3.75	 50212aab2     1,237 	 1,400,000 	 PRN 	 SOLE 		 	1,400,000  -   	 -
LECROY CORPORATION 4% 10/15/20	NT 4.0	 52324wab5     2,010 	 3,000,000 	 PRN 	 SOLE 		 	3,000,000  -   	 -
FUNDTECH LTD CMN		ORD	 m47095100     12,675 	 1,090,809 	 SH 	 SOLE 		 	1,090,809  -   	 -
PIXELWORKS, INC. 1.75% 05/15/2	SDC 7.75 72581mab3     4,000 	 5,000,000 	 PRN 	 SOLE 		 	5,000,000  -   	 -
BLUEPHOENIX SOLUTIONS LTD CMN	SHS	 m20157109     593 	 156,376 	 SH 	 SOLE 		 	156,376    -   	 -
POWERSHARES DB COMMODITY INDEX	Unt In	 73935s105     212 	 9,600 	 	 SH 	 SOLE 		 	9,600 	   -   	 -
LINN ENERGY, LLC CMN UNITS REP	Int ltd	 536020100     243 	 10,600 	 SH 	 SOLE 		 	10,600 	   -   	 -
HILAND PARTNERS, LP CMN		Int ltd	 431291103     83 	 10,900 	 SH 	 SOLE 		 	10,900 	   -   	 -

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